Note 11 - Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Segment Reporting [Table Text Block]
	Six-month period ended June 30, 2025	Six-month period ended June 30, 2026
Net revenue	20,487,024	30,491,394
Voyage expenses, net	(2,509,350)	1,810,534
Vessel operating expenses	(12,838,729)	(11,056,328)
Dry-docking expenses	(419,473)	(767,454)
Related party management fees	(2,182,187)	(2,082,405)
General and administrative expenses	(1,648,591)	(1,717,310)
Interest and other financing costs	(3,527,620)	(3,035,982)
Other segment items(1)	(4,473,842)	(6,287,032)
Net (loss) / income	(7,112,768)	7,355,417